Employee Benefits (Schedule of Actuarial Assumptions) (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	5.00%	5.20%	4.90%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.30%	3.60%	3.60%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.20%	2.50%	2.60%